Events after the balance sheet date	6 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Events after the balance sheet date

11.Events after the balance sheet date
There are no material post balance sheet events other than those mentioned elsewhere in this report.